Stock Option Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plans

13. Stock Option Plans

Restricted Stock Units (“RSUs”)

In 2021, we granted 4,985,044 restricted stock units (“RSUs”) under the 2021 Plan of which 1,252,929 RSUs were fully vested at the time of grant and vesting of 3,732,115 RSU grants is conditional based on continued employment or service for a specified period. Compensation cost related to RSU grants is recognized on a straight-line basis over the vesting period and is calculated using the closing price per share of our common stock on the grant date. For the three months and six months ended June 30, 2021, the Company recorded compensation expense of $7.8 million related to non performance based RSUs.

A summary of the Company’s RSUs as of June 30, 2021 (unaudited) is presented in the table below:

	Number of RSUs	Weighted-Average Fair Value
Balance at December 31, 2020	—	$—
Granted	4,985,044	12.13
Vested	(1,684,348)	10.78
Forfeited	—	—
Balance at June 30, 2020	3,300,696	$12.82

As of June 30, 2021, there was $41.0 million of total unrecognized compensation cost related to RSUs. That cost is expected to be recognized over a weighted-average period of 2.81 years. The total grant date fair value of shares vested during the six months ended June 30, 2021 was $18.2 million.

Performance Based Awards

As of December 31, 2020, the Company had issued 150,000 outstanding performance-based awards (“PSUs”) to Dan Preston, Metromile’s Chief Executive Officer (“CEO”). As of the Closing, the performance-based provision was achieved for the outstanding performance-based awards as the Company completed a change in control event, and the Company recognized the expense related to these PSUs on the Closing date as there were no remaining vesting provisions. As a result, the Company recorded $2.5 million in stock-based compensation expense for the six months ended June 30, 2021.

In the six months ended June 30, 2021, the Company has issued 2,693,061 PSUs which each have a term of five years, subject to continuous services by each holder. One third of PSUs that vest are based on a specific number of policies in force achieved by the Company. One third of the PSUs that vest are based on the Company achieving positive operating cash flow for a period of at least one financial quarter. One third of the PSUs vest based on a market condition of the Company achieving a specific price per share for at least 20 days in a 30-day trading window. Once the performance targets are met, the PSUs that relate to the specific performance target vest immediately. As of June 30, 2021, the Company had recorded $1.0 million in expense from the PSUs related to the market condition. None of the performance conditions were probable of being satisfied as of June 30, 2021 and, therefore, there is no unrecognized stock compensation related to PSUs.

In the six months ended June 30, 2021, the Company granted separate tranches of PSU’s subject to a Monte Carlo simulation. The following table provides a range of the assumptions for shares granted in 2021:

2021
Expected volatility	65% – 70%
Expected term (years)	0.6 – 1.9
Expected dividend yield	n/a
Risk-free interest rate	0.3% – 0.6%

2011 Stock Plan

In 2011, the Company’s Board of Directors adopted the 2011 Equity Incentive Plan (the “2011 Plan”). The 2011 Plan provides for the granting of stock options to officers, directors, employees, and consultants of the Company. Options granted under the 2011 Plan may be Incentive Stock Options (“ISO”) or non-statutory Stock Options (“NSO”) as determined by the Board of Directors at the time of the option grant. The remaining unallocated shares reserved under the 2011 Plan were cancelled and no new awards will be granted under the 2011 Plan. Awards outstanding under the 2011 Plan were assumed by the Company upon the closing and continue to be governed by the terms of the 2011 Plan.

2021 Stock Plan

In connection with the Closing, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”), under which 38,018,247 shares of common stock were initially reserved for issuance for ISOs. The 2021 Plan allows for the issuance of ISOs, NSOs, restricted stock awards, stock appreciation rights, restricted stock units (“RSUs”), and performance awards. The Board of Directors determines the period over which options become exercisable and options generally vest over a four-year period. The 2021 Plan became effective immediately following the closing.

The Company uses the Black-Scholes option pricing model to estimate the fair value of each option grant on the date of grant or modification. The Company amortizes the estimated fair value to stock compensation expense using the straight-line method over the vesting period of the option. The following is a description of the significant assumptions used in the option pricing model:

•        Expected term — The expected term is the period of time when granted options are expected to be outstanding. In determining the expected term of options, the Company utilized the midpoint between the vesting date and contractual expiration date.

•        Volatility — Because the Company’s stock has limited trading history, the Company calculates volatility by using the historical stock prices of comparable public companies.

•        Risk-free interest rate — The Company bases the risk-free interest rate used in the Black-Scholes option valuation model on the rate of treasury securities with the same term as the options.

•        Forfeiture rate — The weighted average forfeiture rate of unvested options.

•        Expected dividends — The Company does not have plans to pay cash dividends in the future. Therefore, the Company uses an expected dividend yield of zero in the Black-Scholes option valuation model.

The following assumptions were used to estimate the value of options granted during the year ended December 31, 2020 and the six months ended June 30, 2021 (unaudited):

Year ended December 31, 2020
Forfeiture rate	19.62% – 25.76%
Volatility	47.00% – 62.00%
Expected term (years)	4.95 – 7.00
Risk-free interest rate	0.26% – 1.73%
Expected dividends	—
Six months ended June 30, 2021
Forfeiture rate	26.2%
Volatility	62.00%
Expected term (years)	5.33
Risk-free interest rate	0.53%
Expected dividends	—

Stock Option Activity

The following table summarizes the activity of the Company’s stock option plan:

	Stock Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	5,931,024	$2.61	8.10	$70,192
Options granted	4,231	$14.45
Options exercised	(1,089,553)	$2.21
Options cancelled or expired and returned to plan	(1,808,157)	$2.17
Outstanding as of June 30, 2021	3,037,545	$3.00	8.75	$45,560
Vested and exercisable to vest as of June 30, 2021	423,342	$2.96	8.50	$6,367
Vested and expected as of June 30, 2021	2,034,446	$2.99	8.62	$30,533

The fair value of stock options granted are recognized as compensation expense in the consolidated statements of operations over the related vesting periods. The weighted-average grant date fair value per share of stock options granted during the six months ended June 30, 2021 (unaudited) was $7.69. As of June 30, 2021 (unaudited), there was approximately $2.6 million of unrecognized stock-based compensation cost related to stock options granted under the Plan, respectively, which is expected to be recognized over an average period of 2.47 years.

The following table illustrates stock-based compensation expense for employee and nonemployee RSUs and options for the six months ended June 30, 2020 and 2021 (unaudited) (in thousands).

	Six Months Ended June 30,
	2020	2021
	(unaudited)
Cost of revenues	$14	$225
Research and development	236	630
Sales and marketing	3	139
Other operating expenses	302	11,027
Total stock-based compensation	$555	$12,021

13. Stock Option Plan

In 2011, the Company’s Board of Directors adopted the 2011 Equity Incentive Plan (the “Plan”). The Plan provides for the granting of stock options to officers, directors, employees, and consultants of the Company. Options granted under the Plan may be Incentive Stock Options (“ISO”) or Nonstatutory Stock Options (“NSO”) as determined by the Board of Directors at the time of the option grant. Only employees are eligible for the grant of ISOs. Only employees, consultants, and outside directors will be eligible for the grant of NSOs or the award or the sale of shares.

The Board of Directors determines the period over which options become exercisable and options generally vest over a four-year period. However, no option will become exercisable after the expiration of ten years from the date of grant. The term of an ISO granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of the grant. The exercise price of an ISO granted to any employee other than 10% stockholder will not be less than 100% of the estimated fair value of the shares on the date of grant.

The exercise price of an NSO granted to a 10% stockholder will not be less than 100% of the estimated fair value of the shares on the date of the grant. The exercise price of an NSO granted to any grantee other than 10% stockholder will not be less than 85% the estimated fair value of the shares on the date of the grant. In the case of options intended to qualify as performance-based compensation, the exercise price will not be less than 100% of the estimated fair value of the shares on the date of the grant.

The Plan allows employees with the ability to “early exercise” stock options (the underlying shares of common stock are referred to as “restricted stock units” or “RSUs”). Early exercise allows employees to exercise a stock option into an RSU and remit cash consideration or a recourse note to the Company for the exercise price in exchange for the RSU but before the requisite service is provided (e.g., before the award is vested). Although on early exercise the employee is deemed to own the resulting shares for tax and legal purposes, the employee has exercised the stock option award before the employee actually vests in the award under its original terms. The RSU received by the employee contains a repurchase provision contingent on the employee’s termination prior to vesting. The repurchase price is the original exercise price. Consequently, the early exercise is not considered to be a substantive exercise for accounting purposes, and, therefore, the payment received by the employer for the exercise price is initially recognized as a liability and the shares are not deemed to be “outstanding” for accounting reporting purposes. As the RSU vests, the liability and underlying shares are reclassified from a liability to equity.

Pursuant to the Plan, the Company had reserved 14,397,027 shares of common stock for issuance as of December 31, 2019 and 2020. There were 2,524,399 and 2,043,123 shares of common stock available for future issuance as of December 31, 2019 and 2020, respectively.

The Company uses the Black-Scholes option pricing model to estimate the fair value of each option grant on the date of grant or modification. The Company amortizes the estimated fair value to stock compensation expense using the straight-line method over the vesting period of the option. The following is a description of the significant assumptions used in the option pricing model:

•        Expected term — The expected term is the period of time when granted options are expected to be outstanding. In determining the expected term of options, the Company utilized the midpoint between the vesting date and contractual expiration date.

•        Volatility — Because the Company’s stock is not traded in an active market, the Company calculates volatility by using the historical stock prices of comparable public companies.

•        Risk-free interest rate — The Company bases the risk-free interest rate used in the Black-Scholes option valuation model on the rate of treasury securities with the same term as the options.

•        Forfeiture rate — The weighted average forfeiture rate of unvested options.

•        Expected dividends — The Company does not have plans to pay cash dividends in the future. Therefore, the Company uses an expected dividend yield of zero in the Black-Scholes option valuation model.

The following assumptions were used to estimate the value of options granted during the years ended December 31, 2019 and 2020:

	Years ended December 31,
	2019	2020
Forfeiture rate	15.77% – 19.76%	19.62% – 25.76%
Volatility	45.00%	47.00% – 62.00%
Expected term (years)	6.02 – 6.08	4.95 – 7.00
Risk-free interest rate	1.39% – 2.49%	0.26% – 1.73%
Expected dividends	—	—

The following table summarizes the activity of the Company’s stock option plan:

	Stock Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2018	5,785,513
Options granted	2,336,057	$2.95
Options exercised	(810,312)	$1.69
Options cancelled or expired and returned to plan	(1,729,479)	$2.35
Outstanding as of December 31, 2019	5,581,779	$2.34	7.97	$6,642
Options granted	3,336,116	$3.13
Options exercised	(126,529)	$1.91
Options cancelled or expired and returned to plan	(2,860,342)	$2.73
Outstanding as of December 31, 2020	5,931,024	$2.61	8.10	$70,192
Vested and expected to vest as of December 31, 2019	4,763,448	$2.29	7.99	$5,968
Vested and exercisable as of December 31, 2019	5,581,748	$2.34	7.96	$6,403
Vested and expected to vest as of December 31, 2020	4,512,737	$2.45	7.55	$52,705
Vested and exercisable as of December 31, 2020	2,194,860	$2.00	6.38	$27,324

The fair value of stock options granted are recognized as compensation expense in the consolidated statements of operations over the related vesting periods. The weighted-average grant date fair value per share of stock options granted during the years ended December 31, 2019 and 2020 was $2.95 and $3.13, respectively. As of December 31, 2019 and 2020, there was approximately $2.8 million and $3.3 million of unrecognized stock-based compensation cost related to stock options granted under the Plan, respectively, which is expected to be recognized over an average period of 2.62 years and 2.83 years, respectively.

Awards with performance conditions and no service conditions are expensed when the performance condition is deemed probable of being achieved and is based on the fair value of the award at that time. As of December 31, 2020, the Company had granted 558,513 options with performance conditions. These options have no required service period. As of December 31, 2020, the performance conditions were not deemed probably of being met and therefore no corresponding stock-based compensation expense was recorded.

The contingent obligation related to RSUs as of December 31, 2019, and 2020 was $1,000, and $0, respectively.

The following table illustrates stock-based compensation expense for employee and nonemployee options for the years ended December 31, 2019 and 2020 (in thousands).

	Years Ended December 31,
	2019	2020
Cost of revenues	$56	$104
Research and development	525	714
Sales and marketing	115	44
Other operating expenses	731	595
Total stock-based compensation	$1,427	$1,457

The amounts capitalized as part of website and software development costs for the years ended December 31, 2019 and 2020 was $0.4 million and $0.5 million, respectively.